Fair Value Measurement (Tables)	12 Months Ended
Jul. 31, 2012
Fair Value Measurement [Abstract]
Fair Value of Financial Assets and Liabillities

	Balances, at July 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	2012	(Level 1)	(Level 2)	(Level 3)

Assets:
Investments held in Trust Account	$40,600,000	$40,600,000	—	—
Total	$40,600,000	$40,600,000	—	—

Liabilities:
Warrant liability	$1,453,333	$1,453,333	—	—
Total	$1,453,333	$1,453,333	—	—